Acquisitions, Divestitures and Certain Investments (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Schedule of Assets Acquired and Liabilities Assumed as Part of Business Combination

The assets acquired and liabilities assumed from King for KAH follow:

(MILLIONS OF DOLLARS)	Amounts recognized as of the acquisition date
Working capital deficit, excluding inventories(a)	$(11)
Inventories	104
Property, plant and equipment	94
Identifiable intangible assets	130
Net tax accounts	(10)
All other noncurrent assets and liabilities, net	(7)

Total identifiable net assets	300
Goodwill(b)	45

Net assets acquired/total consideration transferred	$345

(a)	Includes accounts receivable, other current assets, accounts payable and other current liabilities.
(b)

Goodwill recognized as of the acquisition date was attributable to all four of our geographic area operating segments. See Note 12A. Goodwill and Other Intangible Assets—Goodwill for additional information.